Right-of-use assets and lease liabilities - Summary of weighted average rate of discount leases (Detail)	Dec. 31, 2020
1 year [member]
Disclosure details of weighted average rates of discount leases [Line Items]
Deadline of the contract and discount rate	3.28%
2 years [member]
Disclosure details of weighted average rates of discount leases [Line Items]
Deadline of the contract and discount rate	3.95%
3 years [member]
Disclosure details of weighted average rates of discount leases [Line Items]
Deadline of the contract and discount rate	4.68%
4 years [member]
Disclosure details of weighted average rates of discount leases [Line Items]
Deadline of the contract and discount rate	5.47%
After 4 years [member]
Disclosure details of weighted average rates of discount leases [Line Items]
Deadline of the contract and discount rate	6.91%